Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Statement [Line Items]
Net Income		$ 1,454	$ 1,059	$ 1,365	$ 2,760	$ 9,054
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) during the period (2)	[1]	(4)	(17)	(8)	(27)	(30)
Other comprehensive income net of tax OCI debt financial assets			6	(10)	142	(332)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period (3)	[2]	(1,722)	(144)	546	(742)	(2,365)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12) (4)	[3]	334	26	(80)	595	(329)
Other comprehensive income net of tax cash flow hedges		(1,388)	(118)	466	(147)	(2,694)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(1,498)	937	(77)	(1,411)	1,053
Unrealized gains (losses) on hedges of net foreign operations (5)	[4]	262	(174)	(25)	111	(217)
Reclassification to earnings of net losses related to divestitures (6)	[5]					29
Other comprehensive income, net of taxes, translation of net foreign operations		(1,236)	763	(102)	(1,300)	865
Items that will not be reclassified to net income
Net unrealized gains (losses) on fair value through OCI equity securities arising during the period (7)	[6]			(1)		1
Net gains (losses) on remeasurement of pension and other employee future benefit plans (8)	[7]	48	5	(95)	(11)	511
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (9)	[8]	(89)	174	415	(325)	1,019
Items that will not be reclassified to net income		(41)	179	319	(336)	1,531
Other Comprehensive Income (Loss), net of taxes		(2,665)	830	673	(1,641)	(630)
Total Comprehensive Income (Loss)		(1,211)	1,889	2,038	1,119	8,424
Attributable to:
Bank shareholders		(1,213)	1,886	2,038	1,114	8,424
Non-controlling interest in subsidiaries		2	3		5
Total Comprehensive Income (Loss)		(1,211)	1,889	2,038	1,119	8,424
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period (1)	[9]	$ 4	$ 23	$ (2)	$ 169	$ (302)

[1]	Net of income tax provision of $2 million, $7 million, $3 million for the three months ended, and $11 million, $11 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $635 million, $49 million, $(208) million for the three months ended, and $367 million, $842 million for the nine months ended, respectively.
[3]	Net of income tax provision (recovery) of $(126) million, $7 million, $29 million for the three months ended, and $(223) million, $119 million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $(104) million, $67 million, $12 million for the three months ended, and $(96) million, $83 million for the nine months ended, respectively.
[5]	Net of income tax (provision) of na, na, na for the three months ended, and na, $nil million for the nine months ended, respectively.
[6]	Net of income tax recovery of $nil million, $nil million, $1 million for the three months ended, and $nil million, $nil million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $(19) million, $(2) million, $35 million for the three months ended, and $(19) million, $(185) million for the nine months ended, respectively.
[8]	Net of income tax (provision) recovery of $42 million, $(67) million, and $(152) million for the three months ended, and $114 million, $(370) million for the nine months ended, respectively.
[9]	Net of income tax (provision) recovery of $nil million, $(7) million, $nil million for the three months ended, and $(55) million, $105 million for the nine months ended, respectively.